Lease - Future minimum lease payments remaining (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future minimum lease payments remaining
Remainder of 2022	$ 101
2023	206	$ 202
2024	210	206
2025	178	210
Total minimum lease payments	695	796
Less imputed interest	(64)	(88)
Present value of lease payments	$ 631	$ 708